Affiliated companies and other equity-method investees - Summary of financial information for significant affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Total assets		¥ 56,802,170	¥ 55,147,203
Total liabilities		53,221,171	51,698,690
Net revenues		4,736,743	4,157,294	¥ 2,486,726
Non-interest expenses	[1]	1,420,521	1,288,150	1,186,103
Net income attributable to affiliated companies		340,736	165,863	92,786
Significant affiliated companies [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets		3,849,351	3,370,063
Total liabilities		2,597,957	2,204,376
Net revenues		1,254,864	1,187,696	1,079,609
Non-interest expenses		965,914	937,551	838,005
Net income attributable to affiliated companies		¥ 209,174	¥ 176,705	¥ 179,073

[1]	Includes primarily personnel expenses, occupancy, technology, and professional fees.